Derivative Financial Instruments	6 Months Ended
Jun. 30, 2014
Derivative Financial Instruments
Derivative Financial Instruments

19. Derivative Financial Instruments

        From time to time, we employ a variety of derivatives to manage exposures to interest rate and foreign currency risks. At June 30, 2014, we had interest rate swap agreements entered into with a related counterparty that mature through 2015. Previously, we also had two interest rate cap agreements with an unrelated counterparty in connection with a secured financing transaction that were scheduled to mature in 2018. We prepaid the debt related to our interest rate cap agreements during the six months ended June 30, 2013 and terminated our interest rate cap agreements.

        Prior to the AerCap Transaction, all of our interest rate swap agreements were designated as cash flow hedges and changes in fair value of cash flow hedges were recorded in OCI. Where hedge accounting is not achieved, changes in fair value of derivative instruments are recorded in income. The Predecessor interest rate cap agreements did not qualify for hedge accounting and following the AerCap Transaction, none of our derivative instruments qualify for hedge accounting.

        Predecessor had previously de-designated and re-designated certain derivative contracts. The balance accumulated in AOCI at the time of the de-designation was amortized into income over the remaining life of the previously hedged item. Subsequent to the AerCap Transaction, we applied the acquisition method of accounting and all amounts remaining in AOCI were eliminated.

        Our interest rate swap agreements are subject to a master netting agreement, which would allow the netting of derivative assets and liabilities in the case of default under any one contract. Our interest rate swap agreements are recorded at fair value in Derivative liabilities and in Accrued expenses and other liabilities on Predecessor's and Successor's respective Condensed, Consolidated Balance Sheet (see Note 18—Fair Value Measurements). All of our derivatives were in a liability position at June 30, 2014. Our derivative contracts do not have any credit risk related contingent features and we are not required to post collateral under any of our existing derivative contracts.

        Derivatives have notional amounts, which generally represent amounts used to calculate contractual cash flows to be exchanged under the contract. The following table presents notional amounts and fair values of derivatives outstanding at the following dates:

	Liability Derivatives
	Notional Value	Fair Value
	(Dollars in thousands)
Successor
June 30, 2014
Derivatives not qualifying for hedge accounting:
Interest rate swap agreements(a)	$118,931	$4,050

Total derivatives		$4,050

Predecessor
December 31, 2013
Derivatives designated as hedging instruments:
Interest rate swap agreements(a)	$191,329	$8,348

Total derivatives		$8,348

(a)
Converts floating interest rate debt into fixed rate debt.

        We recorded the following in OCI related to derivative instruments for the respective periods:

	Predecessor
Gain (Loss)	Period beginning April 1, 2014, and ending May 13, 2014	Three Months Ended June 30, 2013
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives:
Interest rate swap agreements(a)	$808	$3,176
Amortization of balances of de-designated hedges and other adjustments	134	283
Income tax effect	(332)	(1,221)

Net changes in cash flow hedges, net of taxes	$610	$2,238

(a)
Includes the following amounts for the following periods:

Period beginning April 1, 2014, and ending May 13, 2014 and the three months ended June 30, 2013: (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(22) and $(31), respectively; and (ii) amounts reclassified from AOCI into interest expense when cash payments were made or received on qualifying cash flow hedges of $830 and $3,207, respectively.

	Predecessor
Gain (Loss)	Period beginning January 1, 2014, and ending May 13, 2014	Six Months Ended June 30, 2013
	(Dollars in thousands)
Effective portion of change in fair market value of derivatives:
Interest rate swap agreements(a)	$2,752	$6,415
Amortization of balances of de-designated hedges and other adjustments	416	565
Income tax effect	(1,118)	(2,464)

Net changes in cash flow hedges, net of taxes	$2,050	$4,516

(a)
Includes the following amounts for the following periods:

Period beginning January 1, 2014, and ending May 13, 2014 and the six months ended June 30, 2013: (i) effective portion of the unrealized gain or (loss) on derivative position recorded in OCI of $(93) and $(288), respectively; and (ii) amounts reclassified from AOCI into interest expense when cash payments were made or received on qualifying cash flow hedges of $2,845 and $6,703, respectively.

        The following table presents the effect of derivatives recorded in Interest expense (Successor) and Other expenses (Predecessor) on the Condensed, Consolidated Statements of Income:

	Amount of Gain or (Loss) Recognized in Income on Derivatives Not Designated As a Hedge (Successor) (Ineffective Portion) (Predecessor)(a)
	Successor	Predecessor
	Three Months Ended June 30, 2014	Period beginning April 1, 2014, and ending May 13, 2014	Three Months Ended June 30, 2013
	(Dollars in thousands)	(Dollars in thousands)
Derivatives designated as cash flow hedges:
Interest rate swap agreements	$—	$(4)	$(14)
Derivatives not designated as a hedge:
Interest rate swap agreements	1,524	—	—
Reconciliation to Condensed, Consolidated Statements of Income:
Reclassification of amounts de-designated as hedges recorded in AOCI	—	(134)	(283)

Effect from derivatives	$1,524	$(138)	$(297)

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.

	Amount of Gain or (Loss) Recognized in Income on Derivatives Not Designated As a Hedge (Successor) (Ineffective Portion) (Predecessor)(a)
	Successor	Predecessor
	Period beginning February 5, 2014, and ending June 30, 2014	Period beginning January 1, 2014, and ending May 13, 2014	Six Months Ended June 30, 2013
	(Dollars in thousands)	(Dollars in thousands)
Derivatives designated as cash flow hedges:
Interest rate swap agreements	$—	$(12)	$(30)
Derivatives not designated as a hedge:
Interest rate cap agreements	—	—	61
Interest rate swap agreements	1,524	—	—
Reconciliation to Condensed, Consolidated Statements of Income:
Reclassification of amounts de-designated as hedges recorded in AOCI	—	(416)	(565)

Effect from derivatives	$1,524	$(428)	$(534)

(a)
All components of each derivative's gain or loss were included in the assessment of effectiveness.